Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Preference shares [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS15 [Member]	Retained earnings [member] IFRS16 [Member]		Retained earnings [member] Preference shares [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year (Previously stated [member]) at Oct. 31, 2018					$ 18,537
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2018					18,543	$ 6
Balance at beginning of year at Oct. 31, 2018		$ 2,250	$ 13,243	$ 136								$ 1,024	$ (18)	$ (143)	$ (12)	$ 65	$ (139)	$ 173
Net income attributable to equity shareholders	$ 2,519				2,519
Net income (loss) attributable to non-controlling interests	11																	11
Net gains (losses) on equity securities designated at FVOCI																(1)
Net change in securities measured at FVOCI																	128
Net change in foreign currency translation adjustments												255
Net change in cash flow hedges	85												85
Net change in post-employment defined benefit plans	(143)													(143)
Net change attributable to changes in credit risk	4														4
Dividends									$ (51)	$ (1,224)								(4)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																(11)
Issue of equity		325	200
Compensation expense arising from equity-settled share-based awards				9
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					11
Exercise of stock options and settlement of other equity-settled share-based awards				(20)
Other				0	(5)													3
Balance at end of year at Apr. 30, 2019	37,213	2,575	13,443	125	19,793						$ 1,094	1,279	67	(286)	(8)	53	(11)	183
Balance at beginning of year (Impact of adopting IFRS [member]) at Jan. 31, 2019					19,101
Balance at beginning of year at Jan. 31, 2019		2,575	13,350	131								996	25	(278)	(2)	58	(47)	174
Net income attributable to equity shareholders	1,341				1,341
Net income (loss) attributable to non-controlling interests	7																	7
Net gains (losses) on equity securities designated at FVOCI																(3)
Net change in securities measured at FVOCI																	36
Net change in foreign currency translation adjustments												283
Net change in cash flow hedges	42												42
Net change in post-employment defined benefit plans	(8)													(8)
Net change attributable to changes in credit risk	(6)														(6)
Dividends									(28)	(621)								(2)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																(2)
Issue of equity		0	96
Compensation expense arising from equity-settled share-based awards				5
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					2
Exercise of stock options and settlement of other equity-settled share-based awards				(11)
Treasury shares			(3)
Other					(2)													4
Balance at end of year at Apr. 30, 2019	37,213	2,575	13,443	125	19,793						1,094	1,279	67	(286)	(8)	53	(11)	183
Balance at beginning of year (Previously stated [member]) at Oct. 31, 2019					20,972
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2019					21,099		$ 148
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2019					21,120
Balance at beginning of year at Oct. 31, 2019	38,580	2,825	13,591	125	20,972		127					993	113	(363)	16	45	77	186
Net income attributable to equity shareholders	1,205				1,205
Net income (loss) attributable to non-controlling interests	7																	7
Net gains (losses) on equity securities designated at FVOCI																36
Net change in securities measured at FVOCI																	38
Net change in foreign currency translation adjustments												77
Net change in cash flow hedges	3												3
Net change in post-employment defined benefit plans	(105)													(105)
Net change attributable to changes in credit risk	(22)														(22)
Dividends									(31)	(641)								(2)
Premium on purchase of common shares for cancellation					(119)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings					2											(29)
Issue of equity			123
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					29
Purchase of common shares for cancellation, Amount			(46)
Exercise of stock options and settlement of other equity-settled share-based awards				(4)
Treasury shares			1
Other				(1)	1													0
Balance at end of year (Previously stated [member]) at Jan. 31, 2020					21,543
Balance at end of year (Impact of adopting IFRS [member]) at Jan. 31, 2020					21,564		21	[1]
Balance at end of year at Jan. 31, 2020	39,230	2,825	13,669	123	21,543						879	1,070	116	(468)	(6)	52	115	191
Balance at beginning of year (Previously stated [member]) at Oct. 31, 2019					20,972
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2019					21,099		148
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2019					21,120
Balance at beginning of year at Oct. 31, 2019	38,580	2,825	13,591	125	20,972		127					993	113	(363)	16	45	77	186
Net income attributable to equity shareholders	1,605				1,605
Net income (loss) attributable to non-controlling interests	(1)																	(1)
Net gains (losses) on equity securities designated at FVOCI																(2)
Net change in securities measured at FVOCI																	81
Net change in foreign currency translation adjustments												882
Net change in cash flow hedges	196												196
Net change in post-employment defined benefit plans	143													143
Net change attributable to changes in credit risk	15														15
Dividends									(61)	(1,290)								(11)
Premium on purchase of common shares for cancellation					(166)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																(31)
Issue of equity		0	201
Compensation expense arising from equity-settled share-based awards				7
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					31
Purchase of common shares for cancellation, Amount			(68)
Exercise of stock options and settlement of other equity-settled share-based awards				(11)
Treasury shares			(2)
Other				(2)	(1)													10
Balance at end of year at Apr. 30, 2020	40,253	2,825	13,722	119	21,238						2,165	1,875	309	(220)	31	12	158	184
Balance at beginning of year (Previously stated [member]) at Jan. 31, 2020					21,543
Balance at beginning of year (Impact of adopting IFRS [member]) at Jan. 31, 2020					21,564		$ 21	[1]
Balance at beginning of year at Jan. 31, 2020	39,230	2,825	13,669	123	21,543						879	1,070	116	(468)	(6)	52	115	191
Net income attributable to equity shareholders	400				400
Net income (loss) attributable to non-controlling interests	(8)																	(8)
Net gains (losses) on equity securities designated at FVOCI																(38)
Net change in securities measured at FVOCI																	43
Net change in foreign currency translation adjustments												805
Net change in cash flow hedges	193												193
Net change in post-employment defined benefit plans	248													248
Net change attributable to changes in credit risk	37														37
Dividends									$ (30)	$ (649)								(9)
Premium on purchase of common shares for cancellation					(47)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																(2)
Issue of equity		0	78
Compensation expense arising from equity-settled share-based awards				4
Purchase of common shares for cancellation, Amount			(22)
Exercise of stock options and settlement of other equity-settled share-based awards				(7)
Treasury shares			(3)
Other				(1)	(2)													10
Balance at end of year at Apr. 30, 2020	$ 40,253	$ 2,825	$ 13,722	$ 119	$ 21,238						$ 2,165	$ 1,875	$ 309	$ (220)	$ 31	$ 12	$ 158	$ 184

[1]	Revised from the amount previously presented.